Income tax (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax
Tax calculated at the tax rates applicable to profits in the respective countries		$ (2,491)	$ (1,732)	$ (5,851)
Permanent differences:
Share of profit / (loss) of associates and joint ventures		156	37	485
Unrecognized tax loss carry-forwards	[1]	(1,557)	(1,253)	(155)
Expiration of tax loss carry-forwards	[2]	(90)	(31)
Provision for unrecoverability of tax loss carry-forwards		(842)
MPIT expense		(94)
Changes in fair value of financial instruments and sale of shares	[3]	(346)	434
Change of tax rate	[1]	4,947	396	(415)
Non-taxable profit			131	115
Non-deductible expenses		(8)	(670)	(253)
Others		92	(25)	289
Income tax from continuing operations		$ (233)	$ (2,713)	$ (5,785)

[1]	Corresponds mainly to holding companies in the Operations Center in Israel.
[2]	Corresponds mainly to Cresud.
[3]	As of June 30, 2018 corresponds to the effect of applying the changes in the tax rates applicable in accordance with the tax reform explained above, being Ps. 405 the effect of the rate change in US and Ps. 4,542 the effect of the rate change in Argentina. As of June 30, 2017 and 2016, the rate change was in Israel.